As filed with the Securities and Exchange Commission on April 12, 2013
Securities Act File No. 33-26305
Investment Company Act File No. 811-05742

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549 __________________
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[_]
Post-Effective Amendment No. 285	[X]
and/or
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 287	[X]
(Check appropriate box or boxes) __________________
BLACKROCK FUNDSSM
(Exact Name of Registrant as Specified in Charter)

100 Bellevue Parkway, Wilmington, Delaware 19809
(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code (800) 441-7762

John M. Perlowski BlackRock Funds 55 East 52nd Street New York, New York 10055 United States of America

(Name and Address of Agent for Service)
Copies to:

Counsel for the Fund:
John A. MacKinnon, Esq.	Benjamin Archibald, Esq.
Sidley Austin LLP	BlackRock Advisors, LLC
787 Seventh Avenue	55 East 52nd Street
New York, New York 10019-6018	New York, New York 10055
__________________

It is proposed that this filing will become effective (check appropriate box)
[_]	immediately upon filing pursuant to paragraph (b)
[X]	on April 22, 2013 pursuant to paragraph (b)
[_]	60 days after filing pursuant to paragraph (a)(1)
[_]	on (date) pursuant to paragraph (a)(1)
[_]	75 days after filing pursuant to paragraph (a)(2)
[_]	on (date) pursuant to paragraph (a)(2) of rule 485.
If appropriate, check the following box:
[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Shares of Beneficial Interest, par value $0.001 per share.

Explanatory Note

This Post-Effective Amendment No. 285 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 287 under the Investment Company Act of 1940, as amended (the “1940 Act”)) to the registration statement on Form N-1A (the “Registration Statement”) of BlackRock FundsSM (the “Registrant”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until April 22, 2013, the effectiveness of the registration statement for BlackRock Emerging Market Allocation Portfolio (the “Fund”), filed in Post-Effective Amendment No. 271 on January 30, 2013, pursuant to paragraph (a) of Rule 485 under the Securities Act.

This Post-Effective Amendment No. 285 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 271 to the Registrant’s Registration Statement.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act and duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York on April 12, 2013.

BLACKROCK FUNDSSM, on behalf of its series, BlackRock Emerging Market Allocation Portfolio

By:	/s/ John M. Perlowski
John M. Perlowski
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ John M. Perlowski	President and Chief Executive Officer (Principal Executive Officer)	April 12, 2013
John M. Perlowski

/s/ Neal J. Andrews	Chief Financial Officer (Principal Financial and Accounting Officer)	April 12, 2013
Neal J. Andrews

Paul L. Audet*	Trustee
Paul L. Audet

Henry Gabbay*	Trustee
Henry Gabbay

David O. Beim*	Trustee
David O. Beim

Ronald W. Forbes*	Trustee
Ronald W. Forbes

Dr. Matina S. Horner*	Trustee
Dr. Matina S. Horner

Rodney D. Johnson*	Trustee
Rodney D. Johnson

Herbert I. London*	Trustee
Herbert I. London

Ian A. MacKinnon*	Trustee
Ian A. MacKinnon

Cynthia A. Montgomery*	Trustee
Cynthia A. Montgomery

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	Joseph P. Platt*	Trustee
Joseph P. Platt

	Robert C. Robb, Jr.*	Trustee
Robert C. Robb, Jr.

	Toby Rosenblatt*	Trustee
Toby Rosenblatt

	Kenneth L. Urish*	Trustee
Kenneth L. Urish

	Frederick W. Winter*	Trustee
Frederick W. Winter

*By:	/s/ Benjamin Archibald		April 12, 2013
Benjamin Archibald (Attorney-In-Fact)

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